Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Schedule of related parties and their relationships with the Group
Major related parties	Relationship with the Group

Guangzhou Shanghang Information Technology Co., Ltd. (“Shanghang”)	Significant influence exercised by the Chairman
Bigo Inc ("Bigo") (1)	Significant influence exercised by the CEO
Guangzhou Kuyou Information Technology Co., Ltd.(“Guangzhou Kuyou”) (2)	Equity investment
Zhuhai Daren Computer Technology Co., Ltd. (“Zhuhai Daren”) (3)	Equity investment
Shenzhen Qingdou Network Technology Co., Ltd.(“Shenzhen Qingdou”)	Cost investment with significant influence
Beijing Xianqu Network Technology Co., Ltd.(“Beijing Xianqu”)	Cost investment with significant influence
Shanghai YaoYu Culture Media Co., Ltd.(“Shanghai Yaoyu”)	Cost investment with significant influence

(1) In October 2014, the Group entered into an agreement with its CEO to inject Weihui into Bigo, a company set up and which was then controlled by the CEO. In May 2015, the Group made a further capital injection of RMB122,249 to Bigo and owned an aggregate of 350 Million shares of Bigo, representing approximately 25% of Bigo's total outstanding shares as of December 31, 2015.

(2) In March 2014, the Group made a further capital injection of RMB15,000 to Guangzhou Kuyou and owned 20% of the equity interests in the company.

(3) In October 2015, the Group made a further capital injection of RMB500 to Zhuhai Daren and owned 40% of the equity interests in the company.

Schedule of significant related party transactions
	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Repayment from related parties	1,000	1,500	316,181
Online games revenue shared from related parties	29,528	65,247	163,912
Interest-free loan to related parties	-	1,500	159,000
Payment on behalf of related parties	-	61,000	95,311
Bandwidth service provided by Shanghang	21,272	42,470	74,661
Sales of equipment to Bigo	-	-	12,058
Purchase of operating rights for game broadcasting from Shanghai Yaoyu	-	-	11,486
Purchase of operating rights for licensed games from related parties	-	6,836	10,022
Others	7,164	1,563	9,095

Schedule of the amounts due from/to related parties
	December 31,
	2014	2015
	RMB	RMB

Amounts due from related parties
Other receivables from Bigo	61,000	-
Others	73	5,297

Total	61,073	5,297

Amounts due to related parties
Other payables to Shanghang	4,342	10,167
Accounts payable to Guangzhou Kuyou	24,454	9,017
Accounts payable to Zhuhai Daren	2,020	4,127
Others	76	1,606

Total	30,892	24,917